THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account E

The American Legacy®

Lincoln National Variable Annuity Account H

American Legacy II®, American Legacy III®, American Legacy III® C-Share, American Legacy III® Plus,
American Legacy III® View, American Legacy Shareholder’s Advantage®, American Legacy® Advisory,
American Legacy® Design, American Legacy® Signature, American Legacy® Series

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Account H

American Legacy III®, American Legacy III® C-Share, American Legacy III® Plus, American Legacy III® View,
American Legacy Shareholder’s Advantage®, American Legacy® Advisory, American Legacy® Design,
American Legacy® Signature, American Legacy® Series

Supplement dated October 25, 2024 to the Prospectus dated May 1, 2024

This Supplement to your prospectus outlines important changes related to Appendix B – Investment Requirements that will be effective on and after November 18, 2024. All other provisions outlined in your variable annuity prospectus, as supplemented, remain unchanged.

The American Funds Select Growth Model will be added to the list of models to which you allocate your Contract Value if: 1) your Contract was issued on or after August 29, 2016; and 2) if you elect (or have elected) the following riders:
•	i4LIFE® Advantage Select Guaranteed Income Benefit prior to May 21, 2018, and on and after August 19, 2024;
•	Lincoln Protected Pay Select Core® and Estate LockSM,
•	Lincoln ProtectedPay Select Core®,
•	Lincoln ProtectedPay Select Plus®,
•	Lincoln ProtectedPay Select Max®,
•	Lincoln Market Select® Advantage,
•	Lincoln Max 6 SelectSM Advantage,
•	4LATER® Select Advantage,
•	Lincoln Wealth PassSM,
•	Lincoln Long-Term CareSM Advantage, or
•	if you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one or these riders.

Additionally, the American Funds Select Growth Model will be added to the list of models to which you may allocate 100% of Account Value for elections of i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018 and prior to May 18, 2020.

Please note that your Contract may not offer every rider impacted by these requirements.

Please retain this Supplement for future reference.